Note 14 - Income Tax (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability		$ 11,678
Deferred Tax Assets, Net, Total	$ 6,645	29,357
Undistributed Earnings of Foreign Subsidiaries	89,461	42,709
Unrecognized Tax Benefits, Ending Balance	1,460	1,858	$ 2,292
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	1,460	1,858
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense, Total	6	18
Recovery of Income Tax Interest and Penalties	173	155
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	190	213
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 130
Domestic Tax Authority [Member] | Canada Revenue Agency [Member] | Minimum [Member]
Income Tax Return Examination Period	4 years
Domestic Tax Authority [Member] | Canada Revenue Agency [Member] | Maximum [Member]
Income Tax Return Examination Period	7 years
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Minimum [Member]
Income Tax Return Examination Period	3 years
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Maximum [Member]
Income Tax Return Examination Period	5 years
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Income Tax Return Examination Period	4 years
UNITED STATES
Undistributed Earnings of Foreign Subsidiaries	$ 0	$ 0